Earnings per share - Narrative (Details) - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	492	516	450
Weighted average number of ordinary shares outstanding (in shares)	14,112	14,755	15,445
Share options and Share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	629	713	750
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	152	185	232
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 0.84
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 2.99
Anti-dilutive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding (in shares)	28	29	39
Employee share schemes | Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Decrease in number of shares outstanding (in shares)	643	690	888